DERIVATIVES	12 Months Ended
Dec. 31, 2019
DERIVATIVES
17.
DERIVATIVES
We enter into foreign currency forward and option contracts to offset the earnings impact that foreign exchange rate fluctuations would otherwise have on certain monetary liabilities that are denominated in nonfunctional currencies.
Cash Flow Hedging Instruments
We enter into foreign currency forward contracts that are designated as cash flow hedges. The settlement of these derivatives results in reclassifications from accumulated other comprehensive loss to earnings for the period in which the settlement of these instruments occurs. The maximum period for which we hedge our cash flow using these instruments is 12 months. Accordingly, at December 31, 2019, all our open foreign currency forward contracts had maturities of one year or less. The total notional value of our foreign currency exchange contracts designated as cash flow hedges at December 31, 2019 was $41,200, and such contracts have varying terms expiring through September 2020.
The impact from foreign exchange derivative instruments designated as cash flow hedges was as follows:

Years Ended December 31,	2019	2018
(Loss) gain recorded in accumulated other comprehensive loss	$(2,001)	$2,627
Gain reclassified from accumulated other comprehensive loss into earnings	$(482)	$(215)
At December 31, 2019, we expected an estimated $1,033
pre-tax
loss
 to be reclassified into earnings to reflect the fixed prices obtained from foreign exchange hedging within the next 12 months.
Derivatives Not Designated as Hedging Instruments
We have also entered into foreign currency forward and option contracts that are either not designated as hedges or did not qualify for hedge accounting. These derivative instruments were effective economic hedges for all the periods presented. The fair value gains and losses on these contracts are recognized in earnings as a component of selling, general and administrative expenses. The total notional value of our foreign currency exchange contracts not designated as hedging instruments at December 31, 2019 was $6,000, and such contracts have varying terms expiring through February 2020.
We recognized (losses)
gains
of $(540), $129 and $(829) from foreign currency forward and option contracts not designated as hedging instruments in our consolidated statements of income for 2019, 2018 and 2017, respectively.
The following table summarizes the fair value of derivative instruments, which consist solely of foreign exchange contracts, included in accrued expenses and other current liabilities and o
ther current assets
in our consolidated balance sheets. See Note 18.

	Asset Derivatives		Liability Derivatives
December 31,	2019	2018	2019	2018
Derivatives designated as hedging instruments	$—	$1,262	$944	$3
Derivatives not designated as hedging instruments	—	58	63	11

Total derivative instruments	$—	$1,320	$1,007	$14